Cash, Cash Equivalents and Restricted Cash	6 Months Ended
Jun. 30, 2023
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

NOTE 3 – CASH, CASH EQUIVALENTS AND RESTRICTED CASH

	June 30,	December 31,
(in thousands)	2023	2022
Cash held in banks	$1,024	$2,123
Bank deposits in U.S.$ (annual average interest rates 4.29%% and 0.1%)	2,434	47,822
Total cash and cash equivalents	3,458	49,945
Restricted cash – current – Prepaid expenses and other receivables	113	113
Restricted cash – noncurrent – Other assets	291	299
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$3,862	$50,357